PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
Columbia
Contrarian Core Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Communication Services : 11.6%
7,336
Alphabet, Inc. - Class A
$ 2,109,540
3.1
6,026  Alphabet, Inc. - Class
C
1,728,618
2.5
2,419  Meta Platforms, Inc.
- Class A
1,383,983
2.0
12,545
(1)
Netflix, Inc.
1,206,202
1.8
1,159
(1)
Take-Two Interactive
Software, Inc.
228,903
0.3
20,507  Verizon
Communications, Inc.
1,029,451
1.5
2,885
Walt Disney Co.
278,056
0.4
7,964,753
11.6
Consumer Discretionary : 9.8%
15,621
(1)
Amazon.com, Inc.
3,253,386
4.8
2,039
(1)
DoorDash, Inc. - Class
A
306,156
0.4
13,514
eBay, Inc.
1,230,044
1.8
1,242
NIKE, Inc. - Class B
65,603
0.1
2,910
PulteGroup, Inc.
342,245
0.5
6,574
Starbucks Corp.
588,965
0.9
1,913
Tapestry, Inc.
269,943
0.4
1,671
(1)
Tesla, Inc.
621,194
0.9
6,677,536
9.8
Consumer Staples : 2.6%
5,516
PepsiCo, Inc.
856,580
1.3
7,255
Walmart, Inc.
901,651
1.3
1,758,231
2.6
Energy : 4.6%
6,129
Chevron Corp.
1,268,090
1.8
8,267
ConocoPhillips
1,091,244
1.6
5,558
EOG Resources, Inc.
803,520
1.2
3,162,854
4.6
Financials : 13.4%
1,896
Aon PLC - Class A
611,991
0.9
18,647
Bank of America Corp.
909,041
1.3
3,000
(1)
Berkshire Hathaway,
Inc. - Class B
1,437,600
2.1
994
Blackrock, Inc.
955,940
1.4
6,007
(1)
Block, Inc.
361,501
0.5
3,086
Charles Schwab Corp.
290,022
0.4
2,213  Intercontinental
Exchange, Inc.
348,061
0.5
2,458  JPMorgan Chase &
Co.
723,045
1.1
1,326  Mastercard, Inc.
- Class A
662,549
1.0
4,028
Morgan Stanley
662,888
1.0
733
S&P Global, Inc.
311,774
0.4
3,945
Visa, Inc. - Class A
1,192,337
1.7
9,116
Wells Fargo & Co.
725,725
1.1
9,192,474
13.4
Health Care : 10.1%
5,554
Abbott Laboratories
570,229
0.8
4,246
AbbVie, Inc.
923,463
1.4
4,901
(1)
Boston Scientific Corp.
307,538
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,162
Cigna Group
$ 576,713
0.9
1,723
Eli Lilly & Co.
1,584,764
2.3
4,090
(1)
Henry Schein, Inc.
301,433
0.4
2,929
(1)
IQVIA Holdings, Inc.
499,512
0.7
1,567  Thermo Fisher
Scientific, Inc.
770,227
1.1
2,129
(1)
Vertex
Pharmaceuticals, Inc.
950,684
1.4
1,318
(1)
Waters Corp.
392,500
0.6
6,877,063
10.1
Industrials : 8.8%
4,401
(1)
Boeing Co.
875,931
1.3
8,626
Carrier Global Corp.
485,730
0.7
2,256
Eaton Corp. PLC
806,904
1.2
368
GE Aerospace
104,427
0.1
387
GE Vernova, Inc.
337,812
0.5
5,733  Honeywell
International, Inc.
1,295,830
1.9
3,503
Jacobs Solutions, Inc.
445,862
0.6
2,970
PACCAR, Inc.
343,035
0.5
158
Parker-Hannifin Corp.
141,448
0.2
1,962  Raytheon Technologies
Corp.
378,470
0.6
5,332  Stanley Black &
Decker, Inc.
378,892
0.6
1,861  Waste Management,
Inc.
427,639
0.6
6,021,980
8.8
Information Technology : 33.0%
16,630
Apple, Inc.
4,220,528
6.2
2,399
Applied Materials, Inc.
819,954
1.2
5,955
Broadcom, Inc.
1,843,132
2.7
2,810  Dell Technologies, Inc.
- Class C
461,205
0.7
850
Intuit, Inc.
367,523
0.5
2,719
Lam Research Corp.
580,941
0.9
4,974  Marvell Technology,
Inc.
492,675
0.7
681  Micron Technology,
Inc.
230,069
0.3
10,958
Microsoft Corp.
4,056,323
5.9
32,039
NVIDIA Corp.
5,587,602
8.2
4,390
(1)
Okta, Inc.
345,537
0.5
4,088
Oracle Corp.
601,386
0.9
2,053
(1)
Palo Alto Networks,
Inc.
329,137
0.5
1,220
Salesforce, Inc.
227,737
0.3
845
(1)
Synopsys, Inc.
335,026
0.5
4,952
TE Connectivity PLC
1,035,067
1.5
5,366
Texas Instruments, Inc.
1,041,755
1.5
22,575,597
33.0
Materials : 0.6%
6,042  International Flavors &
Fragrances, Inc.
438,347
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
VY
®
Columbia
Contrarian Core Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate : 1.4%
964
Equinix, Inc.
$ 944,951
1.4
Utilities : 2.3%
5,968
DTE Energy Co.
872,641
1.3
8,892  Public Service
Enterprise Group, Inc.
719,808
1.0
1,592,449
2.3
Total Common Stock
(Cost $50,890,024)
67,206,235
98.2
OTHER : 0.0%
Materials : 0.0%
649,000
(2)(3)(4)
SINO Forest Corp.
—
0.0
Total Other
(Cost $—)
—
0.0
Total Long-Term
Investments
(Cost $50,890,024)
67,206,235
98.2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.3%
Mutual Funds : 2.3%
1,560,754
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $1,560,754) $ 1,560,754 2.3
Total Short-Term
Investments
(Cost $1,560,754)
1,560,754
2.3
Total Investments in
Securities
(Cost $52,450,778) $ 68,766,989 100.5
Liabilities in Excess
of Other Assets (352,846) (0.5)
Net Assets $ 68,414,143 100.0
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
VY
®
Columbia
Contrarian Core Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 67,206,235 $ — $ — $ 67,206,235
Short-Term Investments 1,560,754 — — 1,560,754
Total Investments, at fair value $ 68,766,989 $ — $ — $ 68,766,989
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At March 31, 2026, VY
®
Columbia Contrarian Core Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
SINO Forest Corp. 3/1/2013 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 17,495,655
Gross Unrealized Depreciation (1,179,444)
Net Unrealized Appreciation $ 16,316,211